Equity (Details) - Schedule of Composition of Share Capital - shares	Dec. 31, 2023	Dec. 31, 2022
Schedule of Composition of Share Capital [Abstract]
Authorized No. of shares	20,000,000,000	20,000,000,000
Issued and paid-up No. of shares	3,161,779,000	3,161,779,000